Deferred revenue (Narrative) (Details) - Sandstorm Gold Ltd [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Interest expense	$ 1.8	$ 0.5
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of reduced variable deliveries	2.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of reduced variable deliveries	4.00%